INCOME TAXES - Components of income before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss) income before income taxes - PRC	$ 9,105,225	$ 21,320,470	$ 20,551,832
Income before income taxes	2,031,785	19,054,472	22,029,792
The Cayman Islands
(Loss) income before income taxes - Foreign	(2,399,651)	2,442,082	(1,302,817)
Other
(Loss) income before income taxes - Foreign	$ (4,673,789)	$ (4,708,080)	$ 2,780,777